Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

11.       Commitments and Contingencies

  Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

  The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

  The Company's vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the P&I Association in which the Company's vessels are entered. The Company's vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year. Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls in respect of any policy year other than those that have already been recorded in its consolidated financial statements.

  The Company has entered into shipbuilding contracts for the construction of two Newcastlemax vessels (Note 5). As at December 31, 2011, the remaining installments under the contract for the construction of hull H1234, named “Los Angeles”, amounted to $26,100 and for the construction of hull H1235, to be named “Philadelphia”, amounted to $31,900.

  As of December 31, 2011, all our vessels (including those scheduled to be delivered after December 31, 2011) had fixed non-cancelable time charter contracts, the last of which expires in June 2016 (latest redelivery date), under the following terms:

Vessel Name	Daily time charter gross rate (in U.S. Dollars)	Date delivered to charterer	Charterer redelivery option periods
Nirefs	$12,250	18-Dec-11	18-Jan-13	-	18-Apr-13
Alcyon	$34,500	21-Feb-08	21-Nov-12	-	21-Feb-13
Triton	$19,500	11-Dec-10	11-Nov-13	-	11-Feb-14
Oceanis	$19,750	17-Sep-10	17-Aug-12	-	1-Nov-12
Dione	$20,500	26-Sep-10	26-Jul-12	-	26-Nov-12
Danae	$15,600	18-Apr-11	18-Mar-13	-	18-May-13
Protefs	$11,750	6-Aug-11	6-Jul-12	-	6-Oct-12
Calipso	$12,250	11-Oct-11	11-Aug-13	-	11-Dec-13
Clio	$25,000	8-May-10	8-Apr-12	-	8-Jun-12
Erato	$12,200	26-Nov-11	26-Dec-12	-	10-Apr-13
Thetis	$13,750	23-Feb-11	28-Jan-12	-	28-Jan-12
Coronis	$24,000	6-Apr-10	6-Mar-12	-	21-Jun-12
Naias	$19,750	24-Sep-10	24-Aug-12	-	24-Oct-12
Sideris	$30,500	16-Oct-10	16-Feb-13	-	16-Jun-13
Aliki	$26,500	1-Mar-11	1-Feb-16	-	1-Apr-16
Semirio	$17,350	30-May-11	15-Mar-13	-	14-Aug-13
Boston	$14,000	29-Oct-11	29-Aug-13	-	29-Dec-13
SLC	$55,800	28-Sep-07	28-Aug-12	-	28-Oct-12
Norfolk	$74,750	12-Feb-08	12-Jan-13	-	12-Mar-13
New York	$48,000	3-Mar-10	3-Jan-15	-	3-May-15
Melite	$16,500	1-Feb-11	1-Jan-13	-	1-Mar-13
Houston	$55,000	3-Nov-09	3-Oct-14	-	3-Jan-15
Alcmene	$20,250	20-Nov-10	5-Oct-12	-	4-Jan-13
Arethusa	$13,250	8-Jul-11	24-May-12	-	23-Aug-12
Leto	$12,900	17-Jan-12	17-Jan-14	-	17-Nov-14
Los Angeles	$18,000	9-Feb-12	9-Dec-15	-	9-Apr-16
Philadelphia	$18,000	30-Apr-12	30-Dec-15	-	30-Jun-16